Leases - Summary Of The Company leases its office facilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 24,155
2023	24,877
2024	24,353
2025	22,670
2026	20,645
Thereafter	60,822
Total	$ 177,522